Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index1 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.54%	4.10%	4.80%
NZX 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.81%)	(1.11%)	5.38%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	1.70%	3.64%
Dow Jones Africa Titans 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.62%	(0.74%)	(0.86%)
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.91%	4.80%	6.57%
MSCI ACWI Net Index1 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%
MSCI World Index (Gross) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.19%	11.70%	10.52%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.74%	4.31%	5.66%
Commonwealth Australia/New Zealand Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.28%)	(3.33%)	1.28%
Commonwealth Australia/New Zealand Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(8.59%)	(3.66%)	1.04%
Commonwealth Australia/New Zealand Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(4.68%)	(2.32%)	1.37%
AFRICA FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.38%	1.50%	(0.13%)
AFRICA FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.17%	0.88%	(0.46%)
AFRICA FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.65%	1.11%	(0.04%)
Commonwealth Japan Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.53%)	(1.49%)	2.69%
Commonwealth Japan Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.42%)	(1.58%)	2.64%
Commonwealth Japan Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.56%)	(0.99%)	2.18%
Commonwealth Global Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.79%	4.71%	3.74%
Commonwealth Global Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.99%	4.51%	3.54%
Commonwealth Global Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	3.66%	2.93%
Commonwealth Real Estate Securities Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.98%	5.35%	5.45%
Commonwealth Real Estate Securities Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.55%	5.20%	5.29%
Commonwealth Real Estate Securities Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.88%	4.17%	4.34%

[1]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI ex USA Index due to new regulatory requirements for broad-based securities index comparison. The Australia/New Zealand Fund does not intend to deliver similar risk characteristics to the MSCI ACWI ex USA Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI Net Index due to new regulatory requirements for broad-based securities index comparison. The Global Fund does not intend to deliver similar risk characteristics to the MSCI ACWI Net Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.